Leases (Notes)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lessee, Operating Leases [Text Block]	20: LEASES
ASU 2016-02, Leases (Topic 842) and its related amendments (collectively, the New Lease Accounting Standard) are effective for reporting periods beginning after December 15, 2018. We adopted the New Lease Accounting Standard effective January 1, 2019 and elected the modified retrospective approach in which results for periods before 2019 were not adjusted for the new standard and the cumulative effect of the change in accounting was recognized through retained earnings at the date of adoption.
We have elected certain of the practical expedients available under the New Lease Accounting Standard. We have applied the practical expedient which allows prospective transition to the New Lease Accounting Standard on January 1, 2019. Under the transition practical expedient, we did not reassess lease classification, embedded leases or initial direct costs. We have applied the practical expedient for short-term leases. We have lease agreements with lease and non-lease components. We have elected the practical expedients to combine these components for certain equipment leases. Additionally, for certain equipment leases, we apply a portfolio approach to effectively account for the operating lease right-of-use assets and liabilities. The adoption of the New Lease Accounting Standard did not have a material effect on our Consolidated Statement of Operations or Consolidated Statement of Cash Flows. Upon adoption, we recorded a $1.7 billion right-of-use asset and a $1.7 billion lease liability. The adoption of the New Lease Accounting Standard had an immaterial impact on retained earnings.
Operating lease expense for the year ended December 31, 2019 was approximately $323 million.
Supplemental cash flow information related to operating leases was as follows:

(dollars in millions)	Year ended December 31, 2019
Operating cash flows used in the measurement of operating lease liabilities	$411
Operating lease right-of-use assets obtained in exchange for operating lease obligations	123
Operating lease right-of-use assets and liabilities are reflected on our Consolidated Balance Sheet as follows:

(dollars in millions, except lease term and discount rate)	December 31, 2019
Operating lease right-of-use assets	$1,252

Accrued liabilities	$(245)
Operating lease liabilities	(1,093)
Total operating lease liabilities	$(1,338)
Supplemental balance sheet information related to operating leases was as follows:

December 31, 2019
Weighted Average Remaining Lease Term (in years)	8.6
Weighted Average Discount Rate	3.5%
Undiscounted maturities of operating lease liabilities as of December 31, 2019 are as follows:

(dollars in millions)
2020	$298
2021	265
2022	196
2023	147
2024	120
Thereafter	595
Total undiscounted lease payments	1,621
Less imputed interest	(283)
Total discounted lease payments	$1,338
Prior to the adoption of the New Lease Accounting Standard, rental commitments on an undiscounted basis were approximately $1.8 billion at December 31, 2018 under long-term non-cancelable operating leases and were payable as follows: $359 million in 2019, $297 million in 2020, $230 million in 2021, $178 million in 2022, $151 million in 2023 and $606 million thereafter.